CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Parent Accounting standards update CNY (¥)	Parent CNY (¥)	Parent USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	CNY (¥)	USD ($)
Cumulative effect of adoption of new accounting standard (Note 2(i))	¥ 249		¥ (304,535)		¥ 9,061,979		¥ 284,079		¥ (5,691,409)			¥ 3,350,363		¥ (5,830)		¥ 3,344,533
Balance at Dec. 31, 2018	¥ 249		¥ (304,535)		9,061,979		284,079		(5,691,409)			3,350,363		(5,830)		3,344,533
Balance (in shares) at Dec. 31, 2018 | shares	389,331,544	389,331,544	19,323,900	19,323,900
Repurchase of ordinary shares			¥ (11,147)									(11,147)				(11,147)
Repurchase of ordinary shares (in shares) | shares			(947,529)	(947,529)
Issuance of ordinary shares pursuant to share incentive plan			¥ 4,740		(4,600)							140				140
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			964,128	964,128
Share-based compensation expenses					61,736							61,736				61,736
Capital contribution to subsidiaries with noncontrolling interests														1,500		1,500
Acquisition of subsidiaries														43,798		43,798
Acquisition of additional shares in subsidiaries					(1,134)							(1,134)		(2,281)		(3,415)
Disposal of shares in subsidiaries					165							165		(380)		(215)
Foreign currency translation adjustments							9,705					9,705				9,705
Accretion on redeemable noncontrolling interests					(4,634)							(4,634)				(4,634)
Net loss									(694,565)			(694,565)		(35,797)		(730,362)
Balance at Dec. 31, 2019	¥ 249		¥ (310,942)		9,113,512		293,784		(6,385,974)			2,710,629		1,010		2,711,639
Balance (in shares) at Dec. 31, 2019 | shares	389,331,544	389,331,544	19,307,301	19,307,301
Cumulative effect of adoption of new accounting standard (Note 2(i))	¥ 249		¥ (310,942)		9,113,512		293,784		(6,385,974)			2,710,629		1,010		2,711,639
Repurchase of ordinary shares			¥ (308)									(308)				(308)
Repurchase of ordinary shares (in shares) | shares			(160,554)	(160,554)
Issuance of ordinary shares pursuant to share incentive plan			¥ 8,334		(8,287)							47				47
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			625,167	625,167
Share-based compensation expenses					20,464							20,464				20,464
Foreign currency translation adjustments							(18,772)					(18,772)				(18,772)
Net loss									(1,307,956)			(1,307,956)		(35,674)		(1,343,630)
Balance at Dec. 31, 2020	¥ 249		¥ (302,916)		9,125,689		275,012		(7,713,355)		¥ (19,425)	1,384,679		(34,664)		1,350,015
Balance (in shares) at Dec. 31, 2020 | shares	389,331,544	389,331,544	18,842,688	18,842,688
Cumulative effect of adoption of new accounting standard (Note 2(i))	¥ 249		¥ (302,916)		9,125,689		275,012		(7,713,355)		¥ (19,425)	1,384,679		(34,664)		1,350,015
Issuance of ordinary shares pursuant to share incentive plan			¥ 9,121		(8,765)							356				356
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			576,165	576,165
Share-based compensation expenses					9,132							9,132				9,132
Acquisition of additional shares in subsidiaries					(308)							(308)		(1,595)		(1,903)
Foreign currency translation adjustments							(3,191)					(3,191)				(3,191)
Cancellation of shares (in shares) | shares	(1)	(1)
Net loss									(121,524)			(121,524)		(6,944)		(128,468)
Balance at Dec. 31, 2021	¥ 249	$ 39	¥ (293,795)	$ (46,103)	9,125,748	$ 1,432,029	271,821	$ 42,655	(7,834,879)	$ (1,229,464)		1,269,144	$ 199,156	(43,203)	$ (6,779)	1,225,941	$ 192,377
Balance (in shares) at Dec. 31, 2021 | shares	389,331,543	389,331,543	18,266,523	18,266,523
Cumulative effect of adoption of new accounting standard (Note 2(i))	¥ 249	$ 39	¥ (293,795)	$ (46,103)	¥ 9,125,748	$ 1,432,029	¥ 271,821	$ 42,655	¥ (7,834,879)	$ (1,229,464)		¥ 1,269,144	$ 199,156	¥ (43,203)	$ (6,779)	¥ 1,225,941	$ 192,377